Deferred Policy Acquisition Costs (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Deferred Policy Acquisition Costs Disclosures [Abstract]
Deferred Policy Acquisition Costs
4. Deferred Policy Acquisition Costs
The Company defers costs incurred which are incremental and directly related to the successful acquisition of new or renewal insurance business, net of corresponding amounts of ceded reinsurance commissions. Net deferred policy acquisition costs are amortized and charged to expense in proportion to premium earned over the estimated policy term. The Company anticipates that its deferred policy acquisition costs will be fully recoverable and there were no premium deficiencies for the three months ended March 31, 2023 and 2022. The activity in deferred policy acquisition costs, net of reinsurance transactions, is as follows (dollars in thousands):
	Three Months Ended March 31,
	2023	2022
Balance at beginning of period	$10,290	$12,267

Deferred policy acquisition costs	2,757	3,321
Amortization of policy acquisition costs	(4,721)	(5,464)
Net change	(1,964)	(2,143)

Balance at end of period	$8,326	$10,124

6. Deferred Policy Acquisition Costs
The Company defers costs incurred which are incremental and directly related to the successful acquisition of new or renewal insurance business, net of corresponding amounts of ceded reinsurance commissions. Net deferred policy acquisition costs are amortized and charged to expense in proportion to premium earned over the estimated policy term. The Company anticipates that its deferred policy acquisition costs will be fully recoverable and there were no premium deficiencies for the years December 31, 2022, 2021, and 2020. The activity in deferred policy acquisition costs, net of reinsurance transactions, is as follows (dollars in thousands):
	December 31,
	2022	2021	2020
Balance at beginning of period	$ 12,267	$ 12,243	$ 11,906
Deferred policy acquisition costs	20,202	28,475	26,442
Amortization of policy acquisition costs	(22,179)	(28,451)	(26,105)
Net change	(1,977)	24	337
Balance at end of period	$ 10,290	$ 12,267	$ 12,243